Subsequent Events - Narrative (Details)	Apr. 01, 2015 USD ($) director_nominee director shares	Mar. 31, 2015 director
Subsequent Event
Number of directors on the board | director		8
Subsequent Event
Subsequent Event
Number of directors on the board | director	11
Number of director nominees to the board	3
Lower threshold of equity consideration for 3 nominee designations	50.00%
Number of director nominees able to be designated by sponsor stockholders with equity consideration between 30% and 50%	2
Number of director nominees able to be designated by sponsor stockholders with equity consideration between 15% and 30%	1
Equity consideration, lower threshold for nominee designations	15.00%
Maximum amount of directors on the board give the presence of one sponsor stockholder | director	12
Number of nominees permitted to be appointed given sponsor stockholders' right to designate two director nominees	1
Upper threshold of equity interests for sponsor stockholders' restrictions	10.00%
Percent of covered securities released from restrictions after November 2015	50.00%
Percent of covered securities released from restrictions after March 2016	50.00%
Period following written consent of termination of board nomination rights for release of restrictions on covered securities	30 days
Aggregate maximum common stock issuable without written consent from sponsor stockholders | shares	16,843,028
Upper threshold of sponsor stockholders' equity consideration to maintain proxy voting	15.00%
Holding period for redemption of units and grants	14 months
Number of shares used in exchange valuation | shares	1
Minimum period between qualified offerings	120 days
Qualified offerings, minimum amount | $	$ 50,000,000
Upper threshold for sponsor stockholders' equity consideration at which company cannot consummate significant transactions	9.80%
Maximum aggregate value of units for redemption | $	$ 50,000,000
Adjusted maximum aggregate common interests for sponsor stockholders | shares	17,707,056
Maximum tenant ownership allowable for sponsor stockholders to reach excepted holder limit, company excluding Market street	9.90%
Maximum tenant ownership allowable for sponsor stockholders to reach excepted holder limit, Market street	5.45%
Maximum tenant ownership allowable for sponsor stockholders to reach excepted holder limit, minimum ownership percentage after exclusions	2.00%
Maximum rental income expected to be produced by tenants allowable for sponsor stockholders to reach excepted holder limit, company excluding Market street	0.50%
Maximum rental income expected to be produced by tenants allowable for sponsor stockholders to reach excepted holder limit, Market street	0.50%